As filed with the Securities and Exchange Commission on September 22, 2011

File No. 2-29901

811-1716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF l933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF l940

Amendment No. 83	☒

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas,

New York, New York l0105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York l0105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

1200 G Street, NW

Suite 350

Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 22, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 104 relates solely to the Class A, Class C, Advisor Class, Class R, Class K and Class I, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio. No information in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Small Cap Growth Portfolio, the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein U.S. Strategic Research Portfolio, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Discovery Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein Market Neutral Strategy – U.S., the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein Market Neutral Strategy – Global, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Focus 40 Portfolio, the Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Fund and the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Plus Fund is amended or superseded.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 22nd day of September, 2011.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of l933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	September 22, 2011

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	September 22, 2011

(3)	All of the Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Garry L. Moody*
Robert M. Keith*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Stephen J. Laffey	September 22, 2011
Stephen J. Laffey (Attorney-in-fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase